Consolidated Statement of Operations - USD ($) shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Revenues [Abstract]
Vessel revenue-related party pools	$ 111,078	$ 51,556
Total vessel revenue	111,078	51,556
Operating Expenses [Abstract]
Voyage expenses	185	(326)
Voyage expense- related party	147	250
Vessel operating costs	56,870	44,646
Vessel operating costs-related party	6,993	5,149
Charterhire expense	4,445	14,787
Charterhire contract termination charge	0	(10,000)
Vessel depreciation	35,670	25,977
General and administrative expenses	17,523	21,455
General and administrative expenses-related party	5,007	3,823
Loss / write down on assets held for sale	(17,701)	12,433
Loss / write down on assets	17,354	11,433
Loss / write down on assets held for sale-related party	(347)	(1,000)
Total operating expenses	144,541	138,194
Operating loss	(33,463)	(86,638)
Other Income (expense) [Abstract]
Interest income	903	632
Foreign exchange loss	(277)	(166)
Financial expense, net	25,821	18,105
Total other loss	(25,195)	(17,639)
Net loss	$ (58,658)	$ (104,277)
Basic weighted average common shares outstanding	71,826	50,971
Diluted weighted average common shares outstanding	71,826	50,971
Earnings Per Share, Basic	$ (0.82)	$ (2.05)
Earnings Per Share, Diluted	$ (0.82)	$ (2.05)